1 Operations (Details 1)	12 Months Ended
Dec. 31, 2020
Solar Parana GD Participcoes S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Solar Paraná GD Participções S.A.
Headquarters	Curitiba/PR
Main activity	Interests in companies
Interest	49.00%
Investor	Copel
Voltalia Sao Miguel do Gostoso I Participacoes S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Voltalia São Miguel do Gostoso I Participações S.A.
Headquarters	São Paulo/SP
Main activity	Interests in companies
Interest	49.00%
Investor	Copel
Parana Gas Exploracao e Producao S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Paraná Gás Exploração e Produção S.A.	[1]
Headquarters	Curitiba/PR	[1]
Main activity	Extraction of oil and natural gas	[1]
Interest	30.00%	[1]
Investor	Copel	[1]
Caiua Transmissora de Energia S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Caiuá Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Integracao Maranhense Transmissora de Energia S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Integração Maranhense Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Matrincha Transmissora de Energia (TP NORTE) S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Matrinchã Transmissora de Energia (TP NORTE) S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Guaraciaba Transmissora de Energia (TP SUL) S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Paranaiba Transmissora de Energia S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Paranaíba Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	24.50%
Investor	Copel GeT
Mata de Santa Genebra Transmissao S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Mata de Santa Genebra Transmissão S.A.
Headquarters	Jundiaí/SP
Main activity	Transmission of electricity	[2]
Interest	50.10%	[2]
Investor	Copel GeT	[2]
Cantareira Transmissora de Energia S.A. [member]
Disclosure of joint ventures [line items]
Joint ventures	Cantareira Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT

[1]	Project with halted activities due to a Public Civil Action pending judgment by Federal Court. An arbitration proceeding will be started to decide about relief ofcontractual obligations with no burden for bidders, with consequent return of signing up bonus, refund of incurred costs with collateral and relief of collateral provided.
[2]	On November 11, 2020, the last asset of the project entered into commercial operation, so that the transmission line is 100% operational.